Investment In Films and Television Programs and Program Rights (Schedule of Investment In Films And Television Programs) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Investment in Films and Television Programs and Program Rights [Line Items]
Investment in films and television programs and program rights, net	$ 1,945.2	$ 1,991.2
Less current portion of program rights	(253.2)	(261.7)
Non-current portion	1,692.0	1,729.5
Motion Pictures | Theatrical And Non-Theatrical Films
Investment in Films and Television Programs and Program Rights [Line Items]
Released, net of accumulated amortization	410.5	610.5
Acquired libraries, net of accumulated amortization	2.1	2.3
Completed and not released	55.0	24.1
In progress	347.2	169.3
In development	24.6	29.7
Total investment in film and television programs	839.4	835.9
Television Production | Direct-to-Television Programs
Investment in Films and Television Programs and Program Rights [Line Items]
Released, net of accumulated amortization	238.9	230.6
In progress	186.6	196.0
In development	4.8	7.3
Total investment in film and television programs	430.3	433.9
Media Networks
Investment in Films and Television Programs and Program Rights [Line Items]
Released, net of accumulated amortization	616.9	639.3
In progress	45.6	92.1
In development	30.0	4.1
Investment in films and television programs and program rights, net	692.5	735.5
Intersegment eliminations	$ (17.0)	$ (14.1)